Fees Summary	Dec. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,050,003
Previously Paid Amount	3,736.60
Total Fee Amount	4,288.01
Total Offset Amount
Net Fee	$ 551.41